Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Other Accounts Payable and Accrued Expenses [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 4:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	As of December 31,
	2023	2022

Account payables	$9	$72
Accrued expenses	25	152

	$34	$224